Revenue (Revenue by Product Line) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 5,767	$ 5,639	$ 4,913
Government Solutions
Disaggregation of Revenue [Line Items]
Total revenues	4,055	4,042	3,582
Government Solutions | Science And Space
Disaggregation of Revenue [Line Items]
Total revenues	967	863	641
Government Solutions | Defense & Intel
Disaggregation of Revenue [Line Items]
Total revenues	959	782	709
Government Solutions | Readiness And Sustainment
Disaggregation of Revenue [Line Items]
Total revenues	1,153	1,400	1,256
Government Solutions | International
Disaggregation of Revenue [Line Items]
Total revenues	976	997	976
Sustainable Technology Solutions
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,712	$ 1,597	$ 1,331